VARIABLE ANNUITY ACCOUNT B

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

                       SUPPLEMENT DATED SEPTEMBER 18, 2001
                               TO SUPPLEMENT DATED
                            SEPTEMBER 13, 2001 TO MAY
                               1, 2001 PROSPECTUS



All references in the prospectus supplement dated September 13, 2001 to the commencement of the offering period for GET P shares are hereby amended. The offering period will run from September 18, 2001 through December 12, 2001.


This supplement should be retained with your prospectus.



111197                                                            09/18/01